Legal and regulatory matters	12 Months Ended
Oct. 31, 2024
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Legal and regulatory matters

Note 24 Legal and regulatory matters
We are a large global institution that is subject to many different complex legal and regulatory requirements that continue to evolve. We are and have been subject to a variety of legal proceedings, including civil claims and lawsuits, regulatory examinations, investigations, audits and requests for information by various governmental regulatory agencies and law enforcement authorities in various jurisdictions. Some of these matters may involve novel legal theories and interpretations and may be advanced under criminal as well as civil statutes, and some proceedings could result in the imposition of civil, regulatory enforcement or criminal penalties. We review the status of all proceedings on an ongoing basis and will exercise judgment in resolving them in such manner as we believe to be in our best interest. In many proceedings, it is inherently difficult to determine whether any loss is probable or to reliably estimate the amount of any loss. This is an area of significant judgment and uncertainty and the extent of our financial and other exposure to these proceedings after taking into account current provisions could be material to our results of operations in any particular period though we do not believe that the ultimate resolution of any such matter will have a material effect on our consolidated financial condition. The following is a description of our significant legal proceedings. Based on the facts currently known, except as may otherwise be noted, it is not possible at this time for us to predict the ultimate outcome of these proceedings or the timing of their resolution.
London interbank offered rate (LIBOR) litigation
Royal Bank of Canada and other U.S. dollar panel banks have been named as defendants in private lawsuits filed in the U.S. with respect to the setting of U.S. dollar LIBOR including a number of class action lawsuits which have been consolidated before the U.S. District Court for the Southern District of New York. The complaints in those private lawsuits assert claims against us and other panel banks under various U.S. laws, including U.S. antitrust laws, the U.S. Commodity Exchange Act, and state law. On December 30, 2021, the U.S. Court of Appeals for the Second Circuit issued an opinion affirming in part and reversing in part certain district court rulings that had dismissed a substantial portion of the consolidated class action on jurisdictional grounds and lack of standing. The Second Circuit remanded the matter to the district court for further proceedings consistent with its decision.
On July 21, 2023, Royal Bank of Canada and several other defendants executed a settlement agreement resolving the LIBOR class action brought on behalf of certain plaintiffs that purchased U.S. dollar LIBOR-based instruments. The settlement was granted final court approval on December 12, 2023.
In mid-2024, Royal Bank of Canada and several other defendants executed settlement agreements resolving the two remaining LIBOR putative class actions in which Royal Bank of Canada was a defendant. These class actions were brought on behalf of certain plaintiffs who transacted in Eurodollar futures contracts and/or related options on exchanges (the Exchange Action), and certain plaintiffs who originated or purchased LIBOR-linked loans (the Lender Action). The settlements in both the Exchange Action and Lender Action were granted final court approval on September 5, 2024 and October 17, 2024, respectively.
Royal Bank of Canada remains a defendant in certain LIBOR-related individual actions.
Royal Bank of Canada Trust Company (Bahamas) Limited proceedings
On April 13, 2015, a French investigating judge notified Royal Bank of Canada Trust Company (Bahamas) Limited (RBC Bahamas) of the issuance of an ordonnance de renvoi

referring RBC Bahamas and other unrelated persons to the French tribunal

correctionnel

to face the charge of complicity in estate tax fraud relating to actions taken relating to a trust for which RBC Bahamas serves as trustee. RBC Bahamas contested the charge in the French court. On January 12, 2017, the French court acquitted all parties including RBC Bahamas and on June 29, 2018, the French appellate court affirmed the acquittals. The acquittals were appealed and on January 6, 2021, the French Supreme Court issued a judgment reversing the decision of the French Court of Appeal and sent the case back to the French Court of Appeal for rehearing. The retrial before the Court of Appeal commenced on September 18, 2023 and on March 5, 2024, the Court of Appeal rendered a judgment of conviction (the Conviction) against RBC Bahamas and the other parties. RBC Bahamas was ordered by the Court of Appeal to pay a fine of
€
5,000
in connection with the Conviction. In addition, the Court of Appeal ordered that certain of those convicted of complicity in the matter, including RBC Bahamas, are jointly liable for the allegedly unpaid inheritance taxes owing, plus penalties and interest (such aggregate amount will be determined in separate proceedings before the tax courts, to which RBC Bahamas is not a party). RBC Bahamas believes that its actions did not violate French law and has appealed the Conviction to the French Supreme Court. Under French law, upon the filing of an appeal by RBC Bahamas, the Conviction, as well as its effects (fine and joint liability) were stayed pending the outcome of the appeal.
On October 28, 2016, Royal Bank of Canada was granted an exemption by the U.S. Department of Labor that allows Royal Bank of Canada and its current and future affiliates to continue to qualify for the Qualified Professional Asset Manager (QPAM) exemption under the Employee Retirement Income Security Act despite any potential conviction of RBC Bahamas in the French proceeding for a temporary one-year period from the date of conviction. On December 11, 2023, the U.S. Department of Labor published a technical correction to the prior one-year exemption reflecting the fact that the pending French Court of Appeal’s decision would be rendered by an appellate court, and not the district court. As a result of the Conviction, the temporary one-year
period commenced on March 5, 2024. Royal Bank of Canada is seeking longer term relief from the Department of Labor. In addition, the Department of Labor has proposed amendments to the QPAM exemption. If the amendments are finalized as proposed, it is unclear how they would affect Royal Bank of Canada’s ability to obtain relief beyond the one-year temporary exemption period.
RBC Bahamas continues to review the trustee’s and the trust’s legal obligations, including liabilities and potential liabilities under applicable tax and other laws.
U.S. communications recordkeeping inquiry
In October 2022, our subsidiary RBC Capital Markets, LLC received a request for information and documents from the Securities and Exchange Commission (SEC) concerning compliance with records preservation requirements relating to business communications exchanged on electronic channels that have not been approved by RBC Capital Markets, LLC. RBC Capital Markets, LLC is cooperating with the SEC’s inquiry. As has been publicly reported, the SEC is conducting similar inquiries into recordkeeping practices at multiple other financial institutions. On August 14, 2024, the SEC entered into a settlement with RBC Capital Markets, LLC, pursuant to which RBC Capital Markets, LLC paid a US$
45
million civil penalty.
U.K. Competition and Markets Authority investigation
In November 2018, the U.K. Competition and Markets Authority (CMA) started an investigation of Royal Bank of Canada and RBC Europe Limited relating to alleged anti-competitive conduct between 2009 and 2013, involving U.K. government bonds and related derivatives. In May 2023, the CMA issued a statement of objections to Royal Bank of Canada and RBC Europe Limited, and certain other financial institutions. Royal Bank of Canada and RBC Europe Limited are contesting the CMA’s case.
In June 2023, RBC Europe Limited and RBC Capital Markets, LLC, among other financial institutions, were named as defendants in a putative class action filed in the U.S. by plaintiffs alleging anti-competitive conduct in the U.K. government bonds market. In September 2023, the defendants filed a motion to dismiss the complaint which motion was granted, without prejudice, in September 2024. Subsequently, on October 31, 2024, RBC Europe Limited, RBC Capital Markets, LLC and certain of the other defendants executed an agreement to dismiss the action, with prejudice, against those defendants. The settlement agreement remains subject to court approval.
Vacation pay class action
On December 29, 2022, the Ontario Superior Court of Justice certified a class in an action against RBC Dominion Securities Limited and RBC Dominion Securities Inc. (together, RBC DS). The action commenced in July 2020, asserting claims relating to statutory vacation pay and public holiday pay for investment advisors, associates and assistants in our Canadian Wealth Management business, with the exception of those employed in Alberta and British Columbia.
Other matters
We are a defendant in a number of other actions alleging that certain of our practices and actions were improper. The lawsuits involve a variety of complex issues and the timing of their resolution is varied and uncertain. Management believes that we will ultimately be successful in resolving these lawsuits, to the extent that we are able to assess them, without material financial impact to the Bank. This is, however, an area of significant judgment and the potential liability resulting from these lawsuits could be material to our results of operations in any particular period.
Various other legal proceedings are pending that challenge certain of our other practices or actions. While this is an area of significant judgment and some matters are currently inestimable, we consider that the aggregate liability, to the extent that we are able to assess it, resulting from these other proceedings will not
be material to our consolidated financial position or results of operations.